Loans And Debentures - Schedule of Debentures Issued (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares
Debentures - 10th Issue - Single series [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Quantity | shares	625,000
Value | R$	R$ 625
Financial settlement date	Mar. 18, 2025
Rate (p.a.)	CDI + 0.64%
Term (days)	1,826
Principal maturity	2030
Amortization	48th and 60th months
Credit risk rating	‘AAA (bra)’	[1]
Debentures - 10th Issue - Single series [Member] | Gasmig [Member]
IfrsStatementLineItems [Line Items]
Quantity | shares	300,000
Value | R$	R$ 300
Financial settlement date	Nov. 28, 2025
Rate (p.a.)	IPCA + 6.50%
Term (days)	3,649
Principal maturity	2035
Amortization	96th, 108th and 120th months
Credit risk rating	“AA+(bra)”	[1]
Debentures 11th Issue 1st Series [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	IPCA+6.79%
Debentures - 11th Issue - 2nd Series [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	IPCA+6.65%
Debentures - 12th Issue - 1st Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	CDI + 0.86%
Debentures - 12th Issue - 2nd Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	IPCA + 7.5467%
Debentures - 13th Issue - 1st Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	CDI+0.64%
Debentures - 13th Issue - 2nd Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	CDI+0.80%
Debentures 14th Issue 1st Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	IPCA+6.79%
Debentures - 14th Issue - 2nd Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Rate (p.a.)	IPCA+6.65%
First Series | Debentures 11th Issue 1st Series [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Quantity | shares	1,000,000
Value | R$	R$ 1,000
Financial settlement date	Nov. 18, 2025
Rate (p.a.)	IPCA + 6.79%
Term (days)	4,383
Principal maturity	2037
Amortization	120th, 132nd and 144th months
Credit risk rating	‘AAA (bra)’	[1]
First Series | Debentures - 12th Issue - 1st Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Quantity | shares	1,640,000
Value | R$	R$ 1,640
Financial settlement date	Mar. 18, 2025
Rate (p.a.)	CDI + 0.86%
Term (days)	2,557
Principal maturity	2032
Amortization	72nd and 84th months
Credit risk rating	‘AAA (bra)’	[1]
First Series | Debentures - 13th Issue - 1st Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Quantity | shares	1,143,000
Value | R$	R$ 1,143
Financial settlement date	Apr. 11, 2025
Rate (p.a.)	CDI + 0.64%
Term (days)	1,831
Principal maturity	2030
Amortization	48th and 60th months
Credit risk rating	‘AAA (bra)’	[1]
First Series | Debentures 14th Issue 1st Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Quantity | shares	2,000,000
Value | R$	R$ 2,000
Financial settlement date	Nov. 18, 2025
Rate (p.a.)	IPCA + 6.79%
Term (days)	4,383
Principal maturity	2037
Amortization	120th, 132nd and 144th months
Credit risk rating	‘AAA (bra)’	[1]
Second Series | Debentures - 11th Issue - 2nd Series [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Quantity | shares	500,000
Value | R$	R$ 500
Financial settlement date	Nov. 18, 2025
Rate (p.a.)	IPCA + 6.65%
Term (days)	5,479
Principal maturity	2040
Amortization	120th, 132nd and 144th months
Credit risk rating	‘AAA (bra)’	[1]
Second Series | Debentures - 12th Issue - 2nd Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Quantity | shares	860,000
Value | R$	R$ 860
Financial settlement date	Mar. 18, 2025
Rate (p.a.)	IPCA + 7.5467%
Term (days)	5,479
Principal maturity	2040
Amortization	156th, 168th and 180th months
Credit risk rating	‘AAA (bra)’	[1]
Second Series | Debentures - 13th Issue - 2nd Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Quantity | shares	752,000
Value | R$	R$ 752
Financial settlement date	Apr. 11, 2025
Rate (p.a.)	CDI + 0.80%
Term (days)	2,562
Principal maturity	2032
Amortization	72nd and 84th months
Credit risk rating	‘AAA (bra)’	[1]
Second Series | Debentures - 14th Issue - 2nd Series [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Quantity | shares	500,000
Value | R$	R$ 500
Financial settlement date	Nov. 18, 2025
Rate (p.a.)	IPCA + 6.65%
Term (days)	5,479
Principal maturity	2040
Amortization	156th, 168th and 180th months
Credit risk rating	‘AAA (bra)’	[1]

[1]	Credit risk rating assigned by Fitch Ratings to the Issuance.